ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2017
Accounts Receivable Tables
Accounts receivable
	September 30, 2017	December 31, 2016
	$	$
Credit Card Proceeds Receivable	5,545	5,545
Due From Trading Platform (Note 7)	32,212	10,319

	37,757	15,864